Equity - Summary of Classes of Preferred and Common Shares Outstanding (Parenthetical) (Detail) - $ / shares	3 Months Ended		12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Oct. 31, 2024	Aug. 25, 2024
Disclosure of classes of share capital [line items]
Common stock conversion price	$ 5
Common Shares [member]
Disclosure of classes of share capital [line items]
Stock options issued, convertible shares	6,796,715		6,554,492
Number of shares	728,763,569		729,529,876
Number of share options exercisable in share-based payment arrangement	3,292,163		2,856,460
Common Shares [member] | Stock Option Plan [member]
Disclosure of classes of share capital [line items]
Stock options issued, convertible shares	474,410	390,996
Shareholder Dividend Reinvestment and Share Purchase Plan [member] | Common Shares [member]
Disclosure of classes of share capital [line items]
Stock options issued, convertible shares	0	4,057,988
Treasury shares [member]
Disclosure of classes of share capital [line items]
Number of shares	95,889		55,172
4.800% Additional Tier 1 Capital Notes [member]
Disclosure of classes of share capital [line items]
Borrowings, interest rate				4.80%
Borrowings, adjustment to interest rate basis				6.709%